Risk management - Brazil (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Credit risk
Maximum exposure to credit risk	€ 861,432	€ 861,432	€ 943,903	€ 993,412
Impairment losses		23,422	21,567	20,970
Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	766,034	766,034	859,643	908,002
Impairment losses		4,458	3,980	3,823
Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	64,962	64,962	52,897	54,616
Impairment losses		5,461	4,311	4,644
Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	30,436	30,436	31,363	30,795
Impairment losses		13,503	13,276	12,504
Investment grade
Credit risk
Maximum exposure to credit risk	498,642	498,642	558,295	692,683
Investment grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	489,518	489,518	552,763	685,507
Investment grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	9,124	9,124	5,532	7,176
Investment grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0	0
Speculation grade
Credit risk
Maximum exposure to credit risk	332,354	332,354	354,245	269,935
Speculation grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	276,516	276,516	306,880	222,495
Speculation grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	55,838	55,838	47,365	47,439
Speculation grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0	0
Default
Credit risk
Maximum exposure to credit risk	30,436	30,436	31,363	30,795
Default | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0	0
Default | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0	0
Default | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	30,436	30,436	€ 31,363	30,795
Brazil
Credit risk
Increase in loan origination		1,790
Provision for loan loss	€ 3,018	€ 3,018
Increase (decrease) in provision for loan loss		(0.60%)
Increase (decrease) in provision for loan loss, local currency, percent		31.00%
Cost of credit, percent	4.35%	4.35%	3.93%
Brazil | South America
Credit risk
Target inflation rate	4.50%	4.00%
Monetary policy, official interest rate	2.00%	2.00%	4.50%
Risk exposure	€ 74,712	€ 74,712
Credit risk increase percentage		16.00%
Percentage increase in credit risk, excluding exchange rate		19.00%
Credit exposure percentage	8.00%	8.00%
Brazil | South America | Banco Santander (Brasil) S.A.
Credit risk
Maximum exposure to credit risk	€ 74,432	€ 74,432	€ 88,891	118,063
Impairment losses		3,880	4,717	4,654
Brazil | South America | Banco Santander (Brasil) S.A. | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	64,852	64,852	78,463	108,034
Impairment losses		971	1,054	997
Brazil | South America | Banco Santander (Brasil) S.A. | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	6,152	6,152	5,701	5,806
Impairment losses		777	732	768
Brazil | South America | Banco Santander (Brasil) S.A. | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	3,428	3,428	4,727	4,223
Impairment losses		2,132	2,931	2,889
Brazil | South America | Banco Santander (Brasil) S.A. | Investment grade
Credit risk
Maximum exposure to credit risk	38,896	38,896	46,072	51,622
Brazil | South America | Banco Santander (Brasil) S.A. | Investment grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	38,686	38,686	45,765	51,150
Brazil | South America | Banco Santander (Brasil) S.A. | Investment grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	210	210	308	472
Brazil | South America | Banco Santander (Brasil) S.A. | Investment grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0	0
Brazil | South America | Banco Santander (Brasil) S.A. | Speculation grade
Credit risk
Maximum exposure to credit risk	32,108	32,108	38,091	62,218
Brazil | South America | Banco Santander (Brasil) S.A. | Speculation grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	26,166	26,166	32,698	56,884
Brazil | South America | Banco Santander (Brasil) S.A. | Speculation grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	5,942	5,942	5,393	5,334
Brazil | South America | Banco Santander (Brasil) S.A. | Speculation grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0	0
Brazil | South America | Banco Santander (Brasil) S.A. | Default
Credit risk
Maximum exposure to credit risk	3,428	3,428	4,727	4,223
Brazil | South America | Banco Santander (Brasil) S.A. | Default | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0	0
Brazil | South America | Banco Santander (Brasil) S.A. | Default | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0	0
Brazil | South America | Banco Santander (Brasil) S.A. | Default | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	€ 3,428	€ 3,428	€ 4,727	€ 4,223